Business Acquisition - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes (Details)	Jul. 31, 2023 USD ($)
Acquisition of Wuhan BaiJiaYun [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Cash and cash equivalents	$ 173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749
Current liabilities	709,933
Long-term borrowings	1,400,050
Total liabilities assumed	2,109,983
Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow on acquisition	74,338
Baijiayi Digital Technology (Henan) Co., Ltd.(“BaiJiaYi”) [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Cash and cash equivalents	4,327
Other current assets	49,689
Total identifiable assets acquired	54,016
Current liabilities	94,667
Total liabilities assumed	94,667
Net identifiable assets acquired	(40,651)
Total purchase consideration
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)
Less: cash and cash equivalents in entity acquired	(4,327)
Cash outflow on acquisition	$ 4,327